Exhibit 99.8

Monthly Noteholder’s Statement

Synchrony Credit Card Master Note Trust

Series 2015-4

Class A 2.3800% Notes

Class B 2.6200% Notes

Class C 2.8200% Notes

Class D 3.2600% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the “Indenture”) between Synchrony Credit Card Master Note Trust (the “Issuer”) and Deutsche Bank Trust Company Americas, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2015-4 Indenture Supplement (the “Indenture Supplement”), dated as of September 30, 2015, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2015-4 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of November 15, 2017, and with respect to the performance of the Trust during the Monthly Period ended October 31, 2017 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	10/31/2017
Monthly Period Beginning:	10/01/2017
Monthly Period Ending:	10/31/2017
Previous Payment Date:	10/16/2017
Payment Date:	11/15/2017
Interest Period Beginning:	10/16/2017
Interest Period Ending:	11/14/2017
Days in Interest Period:	30
Days in Monthly Period:	31
Loss Cycles in Period:	30
Is there a Reset Date?	No

I. Trust Receivables Information

a.	Number of Accounts Beginning		15,064,329
b.	Number of Accounts Ending		14,876,844
c.	Average Account Balance (q / b)		774.01

d.	BOP Principal Receivables		11,557,571,434.72
e.	BOP Finance Charge Receivables		431,528,975.14
f.	BOP Total Receivables		11,989,100,409.86

g.	Increase in Principal Receivables from Additional Accounts		0.00
h.	Increase in Principal Activity on Existing Securitized Accounts		1,624,985,830.91
i.	Increase in Finance Charge Receivables from Additional Accounts		0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts		241,350,058.14
k.	Increase in Total Receivables		1,866,335,889.05

l.	Decrease in Principal Receivables due to Account Removal		0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts		1,667,666,200.15
n.	Decrease in Finance Charge Receivables due to Account Removal		0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts		242,362,301.84
p.	Decrease in Total Receivables		1,910,028,501.99

q.	EOP Aggregate Principal Receivables		11,514,891,065.48
r.	EOP Finance Charge Receivables		430,516,731.44
s.	EOP Total Receivables		11,945,407,796.92

t.	Excess Funding Account Balance		0.00

u.	Required Principal Balance		10,347,219,462.00
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)		633,319,008.60
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount)		2,091,282,714.48

x.	Risk Retention - Dodd-Frank
	i. Required Seller’s Interest (as of EOP)		481,450,629.85
	ii. Seller’s Interest (as of EOP)		1,885,878,468.47

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	9,629,012,597.00

	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	976,027,397.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	923,611,111.00
	iv.	As of Payment Date	9,681,428,883.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	718,206,865.00
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	51,369,864.00
	iv.	Reductions in Required Excess Collateral Amount	48,611,112.00
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	720,965,617.00

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	923,611,111.00
	iii.	Withdrawal for Principal Payment	923,611,111.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	10,347,219,462.00
	ii.	Beginning of Interest Period	10,347,219,462.00
	iii.	As of Payment Date	10,402,394,500.00

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	25.8349%
	ii.	Prior Monthly Period	24.9209%
	iii.	Two Months Prior Monthly Period	25.6251%
	iv.	Three-Month Average	25.4603%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	13.8840%
	ii.	Prior Monthly Period	13.4375%
	iii.	Two Months Prior Monthly Period	14.1784%
	iv.	Three-Month Average	13.8333%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	6.3328%
	ii.	Prior Monthly Period	5.0583%
	iii.	Two Months Prior Monthly Period	5.8433%
	iv.	Three Months Prior Monthly Period	5.7534%
	v.	Three-Month Average	5.7448%
	vi.	Four-Month Average	5.7469%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	6.5420%
	ii.	Prior Monthly Period	5.2459%
	iii.	Two Months Prior Monthly Period	6.0082%
	iv.	Three Months Prior Monthly Period	5.9166%
	v.	Three-Month Average	5.9320%
	vi.	Four-Month Average	5.9282%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	5.2311%
	ii.	Prior Monthly Period	4.1559%
	iii.	Two Months Prior Monthly Period	4.8579%
	iv.	Three Months Prior Monthly Period	4.7312%
	v.	Three-Month Average	4.7483%
	vi.	Four-Month Average	4.7440%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	5.4402%
	ii.	Prior Monthly Period	4.3436%
	iii.	Two Months Prior Monthly Period	5.0229%
	iv.	Three Months Prior Monthly Period	4.8945%
	v.	Three-Month Average	4.9356%
	vi.	Four-Month Average	4.9253%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		15.6106%

h.	Default Amount for Defaulted Accounts		63,007,636.34

i.	Recovery Amount		10,611,409.04

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		52,396,227.30

k.	Number of Accounts Charged Off		30,608

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		1,711.85

m.	Collections
	i.	Total Trust Finance Charge Collections	238,212,962.46
	ii.	Total Trust Principal Collections	1,604,658,563.81
	iii.	Total Trust Collections	1,842,871,526.27

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	220,402	1.4815%	351,557,216.17	2.9430%
	ii.	30-59 Days Delinquent	55,222	0.3712%	116,136,843.60	0.9722%
	iii.	60-89 Days Delinquent	33,745	0.2268%	84,556,393.84	0.7079%
	iv.	90-119 Days Delinquent	25,341	0.1703%	68,677,796.92	0.5749%
	v.	120-149 Days Delinquent	21,101	0.1418%	59,631,650.11	0.4992%
	vi.	150-179 Days Delinquent	16,580	0.1114%	49,043,514.77	0.4106%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	372,391	2.5032%	729,603,415.41	6.1078%

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current	19.2930%
	ii.	Prior Monthly Period	19.6750%
	iii.	Two Months Prior Monthly Period	19.6168%
	iv.	Three-Month Average	19.5283%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current	4.3834%
	ii.	Prior Monthly Period	4.3834%
	iii.	Two Months Prior Monthly Period	4.3834%
	iv.	Three-Month Average	4.3834%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current	14.9095%
	ii.	Prior Monthly Period	15.2916%
	iii.	Two Months Prior Monthly Period	15.2334%
	iv.	Quarterly Excess Spread Percentage	15.1448%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.	1.983333

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.	1.983333

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.	0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.	2.183333

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.	2.183333

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.	0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.	2.350000

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.	2.350000

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.	0.000000

j.	The total amount of the distribution to Class D Noteholders per $1000 Note Initial Principal Balance.	2.716667

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on the Class D Notes, per $1000 Note Initial Principal Balance.	2.716667

l.	The amount of the distribution set forth in paragraph j. above in respect of principal on the Class D Notes, per $1000 Note Initial Principal Balance.	0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		275,000,000.00
b.	Class B Note Initial Principal Balance		26,369,863.00
c.	Class C Note Initial Principal Balance		22,602,739.00
d.	Class D Note Initial Principal Balance		33,904,110.00
e.	Initial Excess Collateral Amount (As of Payment Date)		18,835,617.00
f.	Initial Collateral Amount (As of Payment Date)		376,712,329.00

g.	Class A Note Principal Balance
	i.	Beginning of Interest Period	275,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	275,000,000.00

h.	Class B Note Principal Balance
	i.	Beginning of Interest Period	26,369,863.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	26,369,863.00

i.	Class C Note Principal Balance
	i.	Beginning of Interest Period	22,602,739.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	22,602,739.00

j.	Class D Note Principal Balance
	i.	Beginning of Interest Period	33,904,110.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	33,904,110.00

k.	Excess Collateral Amount
	i.	Beginning of Interest Period	18,835,617.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	18,835,617.00

l.	Collateral Amount
	i.	Beginning of Interest Period	376,712,329.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	0.00
	vii.	As of Payment Date	376,712,329.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	3.2715%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

m.	Required Excess Collateral Amount (As of Payment Date)		18,835,617.00

VII. Investor Charge-Offs and Reallocated Principal Collections (Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	376,712,329.00
b.	Allocation Percentage Numerator - for Principal Collections	376,712,329.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	11,557,571,434.71
	ii.	Number of Days at Balance	31
	iii.	Average Principal Balance	11,557,571,434.71

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		10,347,219,462.00

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		10,347,219,462.00

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.iii. or d.)		3.2594%

g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.iii. or e.)		3.2594%

h.	Series Allocation Percentage		3.6407%

IX. Collections and Allocations		Trust	Series

a.	Finance Charge Collections	238,212,962.46	7,764,413.35
b.	Recoveries	10,611,409.04	345,872.71
c.	Principal Collections	1,604,658,563.81	52,302,915.20
d.	Default Amount	63,007,636.34	2,053,697.36
e.	Dilution	100,701,663.87	3,282,312.32
f.	Investor Uncovered Dilution Amount	0.00	0.00
g.	Dilution including Fraud Amount	102,716,022.18

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections	7,764,413.35
	ii.	Excess Finance Charge Collections allocable to Series 2015-4	0.00
	iii.	Principal Accumulation Account Investment Proceeds	0.00
	iv.	Investment earnings in the Reserve Account	0.00
	v.	Reserve Account Draw Amount	0.00
	vi.	Net Swap Receipts	N/A
	vii.	Recoveries	345,872.71

i.	Available Finance Charge Collections (Sum of h.i through h.vii)		8,110,286.06
j.	Total Collections (c.Series + i.)		60,413,201.26
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)		748,226.22

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		8,110,286.06

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	12.74

ii.	To the Servicer:
	a.	Noteholder Servicing Fee	627,853.88
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	627,853.88

iii.	On a pari passu basis:
	a.	Class A Monthly Interest	545,416.67
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest	57,574.20
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	53,116.44
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	On a pari passu basis:
	a.	Class D Monthly Interest	92,106.17
	b.	Class D Deficiency Amount	0.00
	c.	Class D Additional Interest	0.00
	d.	Class D Additional Interest not paid on prior Payment Date	0.00

vii.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	2,053,697.36
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

viii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

ix.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

x.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xii.	On a pari passu basis:

	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A

	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A

	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A

	d.	Partial or early termination or other additional amount owed to Class D Swap Counterparty	N/A

xiii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		4,680,508.60

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	4,680,508.60

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2015_4 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One			132,908,458.58
b.	Finance Charge Shortfall for Series 2015-4			0.00
c.	Finance Charge Shortfall for all Series in Group One			0.00
d.	Excess Finance Charges Collections Allocated to Series 2015-4			0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			52,302,915.20
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)			2,053,697.36
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)			0.00

g.	Available Principal Collections (Deposited to Principal Account)			54,356,612.56
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		54,356,612.56
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		54,356,612.56
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
		d.	Principal paid to Class D Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2015-4)		1,352,738,011.45
	vii.	Series Principal Shortfall		0.00
	viii.	Shared Principal Collections allocated to this Series from other Series		0.00

XIII. Series 2015-4 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)		3
b.	Controlled Accumulation Amount		0.00
c.	Controlled Deposit Amount		0.00
d.	Accumulation Shortfall		0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	0.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)		04/15/2020
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)		0.00
c.	Beginning Available Reserve Account Amount		0.00
d.	Reserve Draw Amount		0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.		0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)		0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)		0.00
h.	Ending Available Reserve Account Amount		0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage	0.00%
b.	Required Spread Account Amount	0.00
c.	Beginning Available Spread Account Amount	0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e.	Withdrawal pursuant to 4.11 (b) - Class D Expected Principal Payment Date	0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j.	Ending Available Spread Account Amount	0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount Free Equity:		No
	i.	Free Equity Amount	2,091,282,714.48
	ii.	Minimum Free Equity Amount	633,319,008.60
	iii.	Excess Free Equity Amount	1,457,963,705.88

b.	The Note Trust Principal Balance is less than the Required Principal Balance Note Trust Principal Balance:		No
	i.	Note Trust Principal Balance	11,514,891,065.48
	ii.	Required Principal Balance	10,347,219,462.00
	iii.	Excess Principal Balance	1,167,671,603.48

c.	The three-month average Portfolio Yield is less than three-month average Base Rate Portfolio Yield:		No
	i.	Three month Average Portfolio Yield	19.5283%
	ii.	Three month Average Base Rate	4.3834%
	iii.	Three month Average Excess Spread	15.1448%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	09/15/2020
	ii.	Current Payment Date	11/15/2017

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No

h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 9th day of November 2017.

Synchrony Financial, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Chief Financial Officer